Chapman and Cutler llp 320 South Canal Street, 27th Floor Chicago, Illinois 60606 T 312.845.3000 F 312.701.2361

VIA EDGAR

December 13, 2022

United States Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Volatility Shares Trust (Registration Nos. 333-263619; 811-23785)

Ladies and Gentlemen:

On behalf of Volatility Shares Trust (the “Registrant”), we are transmitting for electronic filing under the Securities Act of 1933, as amended (the “1933 Act”), Post-Effective Amendment No. 2 and under the Investment Company Act of 1940, as amended, Amendment No. 4 to the Registrant’s registration statement on Form N-1A (the “Registration Statement”). The Registration Statement relates to -1x Short VIX Mid-Term Futures ETF, a series of the Registrant. This Amended Registration Statement is being filed pursuant to Rule 485(a) of the 1933 Act.

If you have any questions please do not hesitate to contact Morrison C. Warren at (312) 845-3484.

Very truly yours,

/s/ CHAPMAN AND CUTLER LLP
Chapman and Cutler llp